Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report

On Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(collectively, the “Specified Parties”)

Re:           CPS Auto Receivables Trust 2016-C, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contract receivables which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The phrase “Initial Receivables” means automobile retail installment sale contract receivables secured by new and used automobiles, light trucks, vans, and minivans purchased by the Company.

•	The phrase “Preliminary Detailed Receivables List” means an electronic data file, provided to us by the Company on June 24, 2016, detailing 13,479 Initial Receivables and their related attributes as of the close of business on June 23, 2016. The Company is responsible for the Preliminary Detailed Receivables List.

•	The term “Sample” means 150 Initial Receivables that we randomly selected from the Preliminary Detailed Receivables List, as instructed by the Specified Parties. The Sample is attached hereto as Exhibit A.

•	The phrase “Installment Sale Contract” means a scanned copy of the legal document or documents, executed by the Obligor and maintained and supplied to us by the Company, that includes information such as the Obligor’s Name, Original Amount Financed, Original Term, Scheduled Monthly Payment Amount, Annual Percentage Rate (“APR”), Type of Vehicle Financed (“New” or “Used”), Vehicle Make and Vehicle Model. We make no representation regarding the accuracy of the scanning process or the execution of the Installment Sale Contract by the Obligor.

•	The term “Obligor” means the borrower(s) stated on the Installment Sale Contract.

•	The phrase “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract, Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Change letter, Certificate of Title, Application for Title or Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Application for Dealer Assignment, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, Credit Application, and/or Application Status Form. The Receivable File, furnished to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system (the “Data Imaging System”) using one of the Company’s computer terminals. We make no representation regarding the accuracy of the scanning process. The Company is responsible for each Receivable File.

CPS Auto Receivables Trust 2016-C, Asset-Backed Notes

July 1, 2016

•	The phrases “Origination System” and “Loan Accounting System” mean the Company’s internal database systems containing origination and accounting information about each Receivable. The Company is responsible for the Origination System and Loan Accounting System.

I.	THE SAMPLE

For each Initial Receivable in the Sample, we performed the specific procedures listed using the respective Receivable File, the Origination System, and/or the Loan Accounting System. The Specified Parties indicated that the absence of any of the specified documents or the inability to agree the indicated information from the Preliminary Detailed Receivables List to the Receivable File, the Origination System, and/or the Loan Accounting System for each of the attributes identified constituted an exception.

1.	We compared the Obligor’s Name per the Preliminary Detailed Receivables List to the Obligor’s Name appearing on the Installment Sale Contract.

2.	We obtained the Receivable File by keying the Receivable Number from the Preliminary Detailed Receivables List into the Data Imaging System and compared the Receivable Number to the corresponding Receivable File.

3.	We compared the Contract Date and Original Term per the Preliminary Detailed Receivables List to the corresponding information in the Installment Sale Contract or the Addendum to the Installment Sale Contract.

4.	We compared the Original Amount Financed per the Preliminary Detailed Receivables List to the corresponding information appearing on the Installment Sale Contract or the Addendum to the Installment Sale Contract.

5.	We compared the Scheduled Monthly Payment Amount per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract, the Addendum to the Installment Sale Contract, or the Retail Installment Sale Contract Simple Interest Finance Change letter (as applicable). For purposes of this procedure, the Company instructed us to deem the Scheduled Monthly Payment Amount to be in agreement if the difference was not greater than $0.01.

CPS Auto Receivables Trust 2016-C, Asset-Backed Notes

July 1, 2016

6.	We compared the APR per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract, the Addendum to the Installment Sale Contract, or the Retail Installment Sale Contract Simple Interest Finance Change letter (as applicable). For purposes of this procedure, the Company instructed us to deem the APR to be in agreement if the difference was not greater than 0.01%.

7.	We compared the Type of Vehicle Financed (“New” or “Used”) per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract or the Addendum to the Installment Sale Contract. As instructed by the Company, an entry of “N” in the Vehicle Type field (VLNEWU) in the Preliminary Detailed Receivables List represented “New”, and an entry of “U” or “C” represented “Used”.

8.	We compared the Vehicle Make per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract or the Addendum to the Installment Sale Contract. As instructed by the Company, if the Vehicle Make on the Preliminary Detailed Receivables List differed from corresponding information appearing in the Installment Sale Contract or the Addendum to the Installment Sale Contract, we compared the Vehicle Make on the Preliminary Detailed Receivables List to the Vehicle Make appearing on the Application Status Form.

9.	We compared the Vehicle Model per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract or Addendum to the Installment Sale Contract. As instructed by the Company, if the Vehicle Model on the Preliminary Detailed Receivable List differed from corresponding information appearing in the Installment Sale Contract or the Addendum to the Installment Sale Contract, we compared the Vehicle Model on the Preliminary Detailed Receivables List to the Vehicle Model appearing in the Origination System and/or the Loan Accounting System.

10.	We observed the presence of an original or photocopy of a Certificate of Title, Application for Title or Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, or Application for Dealer Assignment (each, a “Title Document”) in the Receivable File and observed that the Company’s name (“CPS, Inc.,” “CPS,” “Consumer Portfolio Services” or “Consumer Portfolio Services, Inc”) appeared in the security interest section of the Title Document. We make no representation regarding the validity of the evidence of title.

11.	We observed the presence of an original or a photocopy of an Agreement to Provide Insurance Form or an Insurance Verification Form in the Receivable File. In the event an Agreement to Provide Insurance Form or an Insurance Verification Form was not found, the Company instructed us to view a screenshot from the Company’s Insurance Verification system. We observed an insurance company name or a policy number on the Agreement to Provide Insurance Form, Insurance Verification Form, or screenshot from the Company’s Insurance Verification system. We make no representation regarding the validity or enforceability of the Agreement to Provide Insurance or Insurance Verification Form or the authenticity of the screenshots from the Company’s Insurance Verification system.

1

CPS Auto Receivables Trust 2016-C, Asset-Backed Notes

July 1, 2016

12.	We observed the presence of an original or photocopy of a signed Credit Application in the Receivable File. We make no representation regarding the completeness of the Credit Application or the authenticity of the signature(s) on the Credit Application.

The information regarding the Sample was found to be in agreement with the respective information appearing in the Receivable File, except as listed in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Preliminary Detailed Receivables List. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Preliminary Detailed Receivables List and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Initial Receivables or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons described herein, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Preliminary Detailed Receivable List, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Initial Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Initial Receivables being securitized, (iii) the compliance of the originator of the Initial Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Initial Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Consumer Portfolio Services, Inc., Citigroup Global Markets Inc. and Credit Suisse Securities (USA) LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

July 1, 2016

THE FOLLOWING PAGE CONSTITUTES EXHIBIT A.

Exhibit A

The Sample

Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number

1	2016C001	51	2016C051	101	2016C101
2	2016C002	52	2016C052	102	2016C102
3	2016C003	53	2016C053	103	2016C103
4	2016C004	54	2016C054	104	2016C104
5	2016C005	55	2016C055	105	2016C105
6	2016C006	56	2016C056	106	2016C106
7	2016C007	57	2016C057	107	2016C107
8	2016C008	58	2016C058	108	2016C108
9	2016C009	59	2016C059	109	2016C109
10	2016C010	60	2016C060	110	2016C110
11	2016C011	61	2016C061	111	2016C111
12	2016C012	62	2016C062	112	2016C112
13	2016C013	63	2016C063	113	2016C113
14	2016C014	64	2016C064	114	2016C114
15	2016C015	65	2016C065	115	2016C115
16	2016C016	66	2016C066	116	2016C116
17	2016C017	67	2016C067	117	2016C117
18	2016C018	68	2016C068	118	2016C118
19	2016C019	69	2016C069	119	2016C119
20	2016C020	70	2016C070	120	2016C120
21	2016C021	71	2016C071	121	2016C121
22	2016C022	72	2016C072	122	2016C122
23	2016C023	73	2016C073	123	2016C123
24	2016C024	74	2016C074	124	2016C124
25	2016C025	75	2016C075	125	2016C125
26	2016C026	76	2016C076	126	2016C126
27	2016C027	77	2016C077	127	2016C127
28	2016C028	78	2016C078	128	2016C128
29	2016C029	79	2016C079	129	2016C129
30	2016C030	80	2016C080	130	2016C130
31	2016C031	81	2016C081	131	2016C131
32	2016C032	82	2016C082	132	2016C132
33	2016C033	83	2016C083	133	2016C133
34	2016C034	84	2016C084	134	2016C134
35	2016C035	85	2016C085	135	2016C135
36	2016C036	86	2016C086	136	2016C136
37	2016C037	87	2016C087	137	2016C137
38	2016C038	88	2016C088	138	2016C138
39	2016C039	89	2016C089	139	2016C139
40	2016C040	90	2016C090	140	2016C140
41	2016C041	91	2016C091	141	2016C141
42	2016C042	92	2016C092	142	2016C142
43	2016C043	93	2016C093	143	2016C143
44	2016C044	94	2016C094	144	2016C144
45	2016C045	95	2016C095	145	2016C145
46	2016C046	96	2016C096	146	2016C146
47	2016C047	97	2016C097	147	2016C147
48	2016C048	98	2016C098	148	2016C148
49	2016C049	99	2016C099	149	2016C149
50	2016C050	100	2016C100	150	2016C150

(*) The Company has assigned a unique eight digit number to each Initial Receivable in the Preliminary Detailed Receivables List. The Initial Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

THE FOLLOWING PAGE CONSTITUTES EXHIBIT B.

Exhibit B

Exceptions

Sample Number	Initial Receivable Number	Attribute	Per Preliminary Detailed Receivables List	Per Receivable File
16	2016C016	Obligor’s Name	Redacted	Redacted[1]
150	2016C150	Presence of a signed Credit Application	N/A	Unable to observe[2]

__________

1 The Installment Sale Contract in the Receivable File stated the Obligor’s Name. The Company provided us with a Credit Report Inquiry screenshot from the Company’s Origination System which stated the Obligor’s Name as a different name but also listed the AKA names for the Obligor which were similar to the Obligor’s Name per the Installment Sale Contract but spelled with one letter different.

2 The Company informed us that this Receivable is a direct loan, for which the application was obtained from a third-party website. The obligor agreed to the third-party’s “Consent to Electronic Records” to authorize the Company to pull the obligor’s credit reports, and verify employment and income. No credit application was signed by the obligor.